Shareholder Report, Holdings (Details)	May 31, 2026
C000065111 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000065111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000065111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000065111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000065111 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000065111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000065111 | Government
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000065111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000065111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000065111 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000012974 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000012974 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000012974 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000012974 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000012974 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000012974 | Mass Merchants
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012974 | Infrastructure Construction
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012974 | Specialty Apparel Stores
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012974 | Non-Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012974 | Electrical Components
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012974 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000188907 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000188907 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000188907 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000188907 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000188907 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000188907 | Mass Merchants
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000188907 | Infrastructure Construction
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000188907 | Specialty Apparel Stores
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000188907 | Non-Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000188907 | Electrical Components
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000188907 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000065110 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000065110 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000065110 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000065110 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000065110 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000065110 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000065110 | Base Metals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065110 | Construction & Mining Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065110 | Fabricated Metal & Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065110 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000065110 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000188908 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000188908 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000188908 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000188908 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000188908 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000188908 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000188908 | Base Metals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188908 | Construction & Mining Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000188908 | Fabricated Metal & Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188908 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000188908 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153268 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153268 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153268 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153268 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000153268 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000153268 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153268 | Government
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000153268 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000153268 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000153268 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000153268 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%